Fair Value of Financial Instruments	12 Months Ended
Jun. 30, 2022
Fair value measurement [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Marketable securities	Closing market price of common shares as of the measurement date (Level 1)
Derivatives	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Contingent consideration payable	Discounted cash flow model (Level 3)
Derivative liability	Closing market price of warrants (Level 1) or Kynex valuation model (Level 2)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, accounts receivable, loans receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities, other current and long-term liabilities	Carrying amount (approximates fair value due to short-term nature)
Lease receivable, convertible debentures, loans and borrowings, and lease liabilities.	Carrying value discounted at the effective interest rate which approximates fair value

The carrying values of the financial instruments at June 30, 2022 are summarized in the following table:

	Amortized cost	FVTPL	Designated FVTOCI	Total
	$	$	$	$
Financial Assets
Cash and cash equivalents	437,807	—	—	437,807
Restricted cash	50,972	—	—	50,972
Accounts receivable, excluding sales taxes and lease receivable	41,975	—	—	41,975
Marketable securities	—	—	1,331	1,331
Derivatives	—	26,283	—	26,283
Loans receivable	16	—	—	16
Lease receivable	6,317	—	—	6,317
Financial Liabilities
Accounts payable and accrued liabilities	69,874	—	—	69,874
Convertible debentures	226,504	—	—	226,504
Contingent consideration payable	—	14,500	—	14,500
Other current liabilities	12,435	—	—	12,435
Lease liabilities	42,987	—	—	42,987
Derivative liability	—	37,297	—	37,297
Other long-term liabilities	128	—	—	128
.

The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Note	Level 1	Level 2	Level 3	Total
		$	$	$	$
As at June 30, 2022
Marketable securities	7(a)	1,331	—	—	1,331
Derivative assets	7(b)	—	9,860	16,423	26,283
Contingent consideration payable		—	—	14,500	14,500
Derivative liability	16, 18(c)	37,297	—	—	37,297

As at June 30, 2021
Marketable securities	7(a)	3,751	—	—	3,751
Derivative assets	7(b)	—	42,477	16,905	59,382
Contingent consideration payable		—	—	374	374
Derivative liability	16, 18(c)	88,860	3,079	—	91,939

There have been no transfers between fair value categories during the period.
The following is a continuity schedule of contingent consideration payable:

	Thrive	Whistler	Reliva)	Immaterial transactions	Total
	$	$	$	$	$
Balance, June 30, 2020	—	18,766	138	150	19,054
Additions	—	—	—	100	100
Unrealized gain (loss) from changes in fair value	—	44	(14)	—	30
Payments	—	(18,810)	—	—	(18,810)
Balance, June 30, 2021	—	—	124	250	374
Additions	14,371	—	—	—	14,371
Unrealized gain (loss) from changes in fair value	—	—	5	—	5
Payments	—	—	—	(250)	(250)
Balance, June 30, 2022	14,371	—	129	—	14,500
The Company’s contingent consideration payable is measured at fair value based on unobservable inputs and is considered a Level 3 financial instrument. The determination of the fair value of these liabilities is primarily driven by the Company’s expectations of the respective subsidiaries achieving certain milestones. The expected milestones were assigned probabilities and the expected related cash flows were discounted to derive the fair value of the contingent consideration. If the probabilities of achieving the milestones decreased by 10%, the estimated fair value of the contingent consideration would decrease by $1.4 million (June 30, 2021 - nominal amount). If the discount rates increased or decreased by 5%, the estimated fair value of contingent consideration would increase or decrease by $1.3 million (June 30, 2021 - nominal amount).